Property, equipment and software, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Property, equipment and software, net
Total		¥ 16,050			¥ 26,119
Less: Accumulated depreciation and amortization		(8,244)			(11,802)
Property, equipment and software, net		7,806		$ 2,057	14,317
Depreciation and amortization expenses	¥ 3,906	2,912	¥ 2,314
Computer and electronic equipment
Property, equipment and software, net
Total		11,250			14,546
Software
Property, equipment and software, net
Total		3,706			8,947
Office furniture and equipment
Property, equipment and software, net
Total		¥ 1,094			1,153
Leasehold Improvements [Member]
Property, equipment and software, net
Total					¥ 1,473